Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Profit for the period	$ (150,339,000)	$ (28,459,000)	$ (11,654,000)
Proceeds from sales	708,196,000	783,000,000	1,216,294,000
Recovery from value added tax and other taxes	42,967,000	45,712,000	106,656,000
Royalty received	18,954,000	23,001,000	20,013,000
Dividends received from related parties	3,649,000	33,388,000	46,792,000
Dividends received from investments	2,500,000	0	0
Proceeds from insurance claim	4,381,000	0	38,793,000
Interest received	1,658,000	4,265,000	2,383,000
Payments to suppliers and third parties, and other net	(454,140,000)	(610,737,000)	(861,282,000)
Payments to employees	(129,353,000)	(137,300,000)	(151,602,000)
Income tax and Royalties paid to Peruvian State	(25,708,000)	(24,935,000)	(30,898,000)
Payments for tax litigation	(22,386,000)	(36,322,000)	0
Interest paid	(21,653,000)	(28,266,000)	(27,699,000)
Payments of royalties	(6,180,000)	(4,741,000)	(13,190,000)
Net (increase) decrease in operating liabilities:
Net cash and cash equivalents provided by operating activities	122,885,000	47,065,000	346,260,000
Investing activities
Proceeds from sale of property, plant and equipment to third parties	24,416,000	726,000	2,240,000
Additions to mining concessions, development costs, property, plant and equipment	(71,546,000)	(102,627,000)	(111,270,000)
Acquisition of investment in associate	(13,453,000)	0	0
Payments for acquisition of other assets	(1,641,000)	(3,700,000)	(8,529,000)
Net cash and cash equivalents used in investing activities	(62,224,000)	(105,601,000)	(117,559,000)
Financing activities
Proceeds from bank loans	18,019,000	55,000,000	95,000,000
Payments of bank loans	(7,197,000)	(95,000,000)	(95,000,000)
Proceeds from financial obligations	0	161,894,000	0
Payments of financial obligations	(38,994,000)	(186,152,000)	(45,222,000)
Dividends paid to controlling shareholders	0	(22,098,000)	(22,860,000)
Short-term and low value lease payments	(4,080,000)	(7,596,000)	0
Decrease (increase) of bank accounts in trust	2,134,000	(166,000)	(410,000)
Dividends paid to non-controlling shareholders	(5,140,000)	(6,500,000)	(5,560,000)
Net cash and cash equivalents used in financing activities	(35,258,000)	(100,618,000)	(74,052,000)
Increase (decrease) in cash and cash equivalents for the year, net	25,403,000	(159,154,000)	154,649,000
Cash and cash equivalents at beginning of year	210,046,000	369,200,000	214,551,000
Cash and cash equivalents at year-end	235,449,000	210,046,000	369,200,000
Financing and investing activities not affecting cash flows:
Changes in estimates of mine closures plans	31,558,000	26,722,000	42,874,000
Change of the fair value for contingent consideration liability	(5,690,000)	(655,000)	1,815,000
Accounts receivable from sale of assets	8,233,000	21,648,000	2,715,000
Fair value for contingent consideration liability	(5,690,000)	(655,000)	1,815,000
Transactions with no effects in cash flows:
Increase of right-of-use assets	6,200,000	3,700,000
Minera Yanacocha Srl And Subsidiaries [Member]
Operating activities
Profit for the period	(165,449,000)	(95,257,000)	(81,517,000)
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Current income tax expense	53,018,000	64,928,000	29,297,000
Deferred income tax benefit	0	0	(1,071,000)
Depreciation and amortization	140,252,000	144,862,000	156,212,000
Provision for mine closure	124,780,000	142,129,000	16,285,000
Unwinding of present value of the provision for mine closure	32,049,000	36,709,000	36,015,000
Unwinding of discount of debt instruments	1,497,000	1,497,000	735,000
Write-off of fixed assets	460,000	1,204,000	0
Loss (gain) for fixed asset sales	(10,000)	(5,996,000)	624,000
Write-down of ore inventories to realizable value	37,880,000	33,464,000	90,365,000
Reversal of the write-down of ore inventories to realizable value	(72,518,000)	(74,666,000)	(63,778,000)
Allowance for obsolescence of materials and supplies	497,000	(1,417,000)	439,000
Net (increase) decrease in operating assets:
Trade and other receivables	(7,110,000)	13,290,000	(7,580,000)
Value added tax credit and other taxes	(6,439,000)	(16,491,000)	7,616,000
Inventories and Stockpiles and ore on leach pads	84,833,000	42,326,000	7,120,000
Prepaid expenses	(600,000)	(238,000)	(345,000)
Financial assets at fair value	(628,000)	(561,000)	299,000
Net (increase) decrease in operating liabilities:
Trade and other payables	(3,706,000)	(8,231,000)	2,028,000
Provisions	(982,000)	10,051,000	(2,617,000)
Other accruals and liabilities	20,753,000	21,282,000	(197,000)
Closure of mining units paid	(22,656,000)	(23,889,000)	(19,842,000)
Cash flows from (used in) operations	215,921,000	284,996,000	170,088,000
Income tax paid	(20,066,000)	(12,600,000)	(8,863,000)
Net cash and cash equivalents provided by operating activities	195,855,000	272,396,000	161,225,000
Investing activities
Proceeds from sale of property, plant and equipment to third parties	460,000	8,088,000	4,821,000
Additions to mining concessions, development costs, property, plant and equipment	(143,489,000)	(184,403,000)	(117,636,000)
Restricted cash	(135,000)	(490,000)	(48,127,000)
Net cash and cash equivalents used in investing activities	(143,164,000)	(176,805,000)	(160,942,000)
Financing activities
Proceeds from sale of shares	0	0	47,911,000
Payment of principal portion of lease liabilities	(265,000)	(296,000)	0
Net cash and cash equivalents used in financing activities	(265,000)	(296,000)	47,911,000
Increase (decrease) in cash and cash equivalents for the year, net	52,426,000	95,295,000	48,194,000
Cash and cash equivalents at beginning of year	818,503,000	723,208,000	675,014,000
Cash and cash equivalents at year-end	870,929,000	818,503,000	723,208,000
Transactions with no effects in cash flows:
Addition (deductions) of asset retirement cost	(4,125,000)	158,967,000	27,275,000
Increase of right-of-use assets	0	1,045,000	0
Sociedads Minera Cerro Verde Saa [Member]
Operating activities
Profit for the period	274,544,000	390,377,000	119,710,000
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Current income tax expense	235,613,000	317,205,000	366,998,000
Depreciation and amortization	484,237,000	535,000,000	512,298,000
Accretion on remediation and mine closure provision	4,196,000	4,048,000	4,322,000
Net (gain) loss on sale of property, plant and equipment	(11,000)	279,000	964,000
Provision of mining royalties dispute	33,176,000	66,123,000	379,282,000
Provision (gain) for uncertainty about treatments of income taxes	1,313,000	(13,781,000)
Profit sharing update	42,041,000	0
Capital project canceled	6,255,000	0
Other adjustments	5,201,000	0
Net (increase) decrease in operating assets:
Trade and other receivables	(139,577,000)	(39,300,000)	67,475,000
Other accounts receivable	623,000	3,535,000	1,954,000
Inventories and Stockpiles and ore on leach pads	(60,549,000)	(63,871,000)	(49,371,000)
Other non-financial assets	(17,380,000)	(3,040,000)	(76,186,000)
Net (increase) decrease in operating liabilities:
Trade and other payables	(26,418,000)	20,796,000	29,419,000
Other accounts payable	47,419,000	44,573,000	48,130,000
Benefits to employees	18,178,000	(8,276,000)	(50,440,000)
Other provisions	(18,905,000)	12,164,000	(11,561,000)
Mining royalties dispute payments	(138,904,000)	(186,953,000)	(56,186,000)
Interest paid (not included in the financing activities)	(21,260,000)	(37,226,000)	(47,442,000)
Interest lease payments	(4,875,000)	(5,242,000)
Income tax paid	(86,610,000)	(216,369,000)	(430,810,000)
Net cash and cash equivalents provided by operating activities	638,307,000	820,042,000	808,556,000
Investing activities
Proceeds from sale of property, plant and equipment to third parties	189,000	1,243,000	109,000
Additions to mining concessions, development costs, property, plant and equipment	(178,991,000)	(283,459,000)	(280,183,000)
Stripping activity asset	(92,890,000)	(197,038,000)	(177,327,000)
Net cash and cash equivalents used in investing activities	(271,692,000)	(479,254,000)	(457,401,000)
Financing activities
Payments of bank loans	(305,000,000)	(200,000,000)	(250,000,000)
Dividends	0	(150,000,000)	(200,000,000)
Payment of principal portion of lease liabilities	(9,376,000)	(10,479,000)
Net cash and cash equivalents used in financing activities	(314,376,000)	(360,479,000)	(450,000,000)
Increase (decrease) in cash and cash equivalents for the year, net	52,239,000	(19,691,000)	(98,845,000)
Cash and cash equivalents at beginning of year	481,491,000	501,182,000	600,027,000
Cash and cash equivalents at year-end	533,730,000	481,491,000	501,182,000
Transactions with no effects in cash flows:
Changes on the provision for remediation and mine closure	$ (37,569,000)	$ (59,964,000)	$ 29,293,000